Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments
NOTE 3. FINANCIAL INSTRUMENTS

Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.

As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.21	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	237,426,843	—
Argentine Central Bank’s Bills and Notes	181,567,431	—	—
Government Securities	51,904,219	—	—
Corporate Securities	2,465,248	—	—
Derivative Financial Instruments	1,247,078	—	—
Repurchase Transactions	—	203,205,457	—
Other Financial Assets	10,039,375	13,332,551	—
Loans and Other Financing	—	744,433,702	—
Other Debt Securities	—	90,126,580	4,230,419
Financial Assets Pledged as Collateral	12,051,320	23,184,348	—
Investments in Equity Instruments	1,251,934	—	—
Liabilities
Deposits	—	1,035,957,929	—
Liabilities at fair value through profit or loss	75,674	—	—
Derivative Financial Instruments	712,129	—	—
Repurchase Transactions	—	324,119	—
Other Financial Liabilities	—	195,659,168	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	23,710,704	—
Debt Securities	—	27,971,776	—
Subordinated Debt Securities	—	26,275,536	—

Portfolio of Instruments as of 12.31.20	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	264,787,060	—
Argentine Central Bank’s Bills and Notes	193,695,730	—	—
Government Securities	36,652,618	—	—
Corporate Securities	4,244,475	—	—
Derivative Financial Instruments	3,267,935	—	—
Repurchase Transactions	—	92,067,820	—
Other Financial Assets	4,214,265	11,021,219	—
Loans and Other Financing	—	794,608,259	—
Other Debt Securities	—	28,505,749	6,317,055
Financial Assets Pledged as Collateral	3,072,506	25,179,908	—
Investments in Equity Instruments	8,621,309	—	—
Liabilities
Deposits	—	1,020,886,486	—
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	86,716	—	—
Other Financial Liabilities	—	147,171,842	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	20,880,419	—
Debt Securities	—	25,771,621	—
Subordinated Debt Securities	—	32,684,216	—